Share Capital - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 director vote period $ / shares shares	Dec. 31, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares par value (in USD per share) | $ / shares	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	118,868,317	118,868,317
Common stock, shares outstanding (in shares)	111,607,828	111,607,828
Common stock voting rights | vote	1
Preference shares authorized (in shares)	20,000,000	20,000,000
Preference shares par value (in USD per share) | $ / shares	$ 0.01	$ 0.01
Number of directors, preferred stock holders can elect if dividends are in arrears | director	1
Condition of being able to elect a director by preferred stock holders | period	6
Series C preferred stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	804,950	804,950
Preferred stock, issued (in shares)	804,950	804,950
Series D preferred stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050
Preferred stock, issued (in shares)	3,195,050	3,195,050
Series A preferred stock
Subsidiary, Sale of Stock [Line Items]
Preference shares authorized (in shares)	1,000,000